Fair Value Measurement (Details 1) - Fair Value, Nonrecurring [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
License [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 9,699,829	$ 17,433,794	$ 17,433,794
License [Member] | Reported Value Measurement [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	9,699,829	15,835,213
License [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	9,699,829	17,433,794	17,433,794
Brands [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	23,624,000
Brands [Member] | Reported Value Measurement [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	23,624,000
Brands [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	23,624,000
Right Of Use Of Assets Operatin [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	2,476,399
Right Of Use Of Assets Opearting [Member] | Reported Value Measurement [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	2,458,703
Right Of Use Of Assets Opearting [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 2,476,399
Cultivation network [Member]
Finite-lived Intangible Assets, Fair Value Disclosure		997,207	997,207
Cultivation network [Member] | Reported Value Measurement [Member]
Finite-lived Intangible Assets, Fair Value Disclosure		957,407
Cultivation network [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-lived Intangible Assets, Fair Value Disclosure		$ 997,207	$ 997,207